Income Taxes - Components Of Income Before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022	Jun. 26, 2022	Sep. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic						$ (79,262)	$ (68,534)	$ (77,611)
Foreign						291	380	396
Loss before income taxes	$ (20,947)	$ (19,483)	$ (15,911)	$ (35,394)	$ (56,341)	$ (78,971)	$ (68,154)	$ (77,215)